Discontinued Operations (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011 DuBois [Member]	Dec. 31, 2010 DuBois [Member]	Dec. 31, 2011 Maximum [Member] DuBois [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Estimated liability for potential environmental cleanup and related costs from the sale		$ 1,700,000	$ 1,700,000
Discontinued operations, amount included in other current liabilities		826,000
Discontinued operations, amount included in other liabilities (long-term)		901,000
Contingent liability for incurring additional environmental cleanup and related costs				14,900,000
Casualty insurance claims	$ (400,000)